Share-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based Compensation
Share Awards

On March 15, 2023, under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) the Company granted a total of 47,829 restricted shares, 36,327 of which were granted to non-employee directors and 11,502 of which were granted to the officers and employees of the Company. The weighted average value of the shares granted was $12.45 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on March 15, 2026, being the third anniversary of the grant date.

On March 17, 2023, 45,864 shares which were previously granted to non-employee directors under the 2013 Plan with a weighted average grant value of $10.65 per share, vested at a fair value of $553,120. In addition on March 19, 2023, 12,159 shares which were granted in 2020 to officers and employees of the Company, all of which had a weighted average grant value of $7.90 vested at a fair value of $157,581.

On June 30, 2023, 15,627 shares which were previously granted to an officer of the Company under the 2013 Plan with a weighted average grant value of $9.84 per share, were accelerated to vesting at a fair value of $203,307.

On March 17, 2022, under the 2013 Plan the Company granted a total of 75,716 restricted shares, 57,402 of which were granted to non-employee directors and 18,314 of which were granted to the officers and employees of the Company. The weighted average value of all shares was $10.65 per share. The restricted shares granted to the non-employee directors vest on the first anniversary of the grant date and the restricted shares granted to the officers and employees of the Company vest on March 17, 2025, being the third anniversary of the grant date. On April 4, 2022 the Company granted 10,000 restricted shares to an officer and employee of the Company with a weighted average grant value of $12.17 per share. In April 2022, two non-employee directors resigned from the Board of the Company, and the 11,538 restricted shares granted to them vested immediately upon their resignation at a fair value of $161,763.
In March 2022, 29,295 shares were previously granted to non-employee directors under the 2013 Plan with a weighted average grant value of $10.26 per share, vested at a fair value of $311,992. In addition, 28,497 shares granted in 2019 to officers and employees of the Company and 2,174 shares granted in March 2021 with a combined weighted average grant value of $11.00, vested at a fair value of $331,799.

Restricted share grant activity for the year ended December 31, 2022, and the six months ended June 30, 2023, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2022	103,487	$9.92	1.06 years
Granted	85,716	10.83
Vested	(71,504)	10.64
Forfeited	(2,006)	9.11
Balance as of December 31, 2022	115,693	$10.16	1.04 years
Granted	47,829	12.45
Vested	(73,650)	10.02
Balance as of June 30, 2023	89,872	$11.49	1.29 years

We account for forfeitures as they occur. Using the graded straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the unaudited condensed consolidated statement of operations over the period to the vesting date.

During the six months ended June 30, 2023, the Company recognized $457,751 in share-based compensation costs relating to share grants (six months ended June 30, 2022: $475,692). As of June 30, 2023, there was a total of $937,371 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2022: $619,869) which are expected to be recognized over a weighted average period of 1.29 years (December 31, 2022: 1.04 years).

Share options

Share options issued under the 2013 Plan are exercisable between the third and tenth anniversary of the grant date, after which they lapse. The fair value of any option issued is calculated on the date of the grant based on the Black-Scholes valuation model. Expected volatility is based on the historic volatility of the Company’s stock price and other factors. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

The movements in the outstanding share options during the year ended December 31, 2022, and the six months ended June 30, 2023, were as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2022	310,856	21.37	$ —
Issuance during the year	10,000	9.24	27,200

Balance as of December 31, 2022	320,856	21.08	$—
Issuance during the period	262,412	15.45	1,180,854

Balance as of June 30, 2023	583,268	17.59	$1,207,654

The weighted-average remaining contractual term of options outstanding and exercisable at June 30, 2023 was 2.85 years (December 31, 2022: 2.40 years). During the six months ended June 30, 2023, the Company recognized $121,078 in share-based compensation costs relating to options under the 2013 Plan (six months ended June 30, 2022: a charge of $4,640 relating to options granted under the 2013 plan ). As of June 30, 2023 there was $1,053,278 of total unrecognized compensation costs relating to non-vested options under the 2013 Plan. As of June 30, 2023, there were 310,856 share options that had vested but had not been exercised. The weighted average exercise price of the share options exercisable as of June 30, 2023 was $17.59 and (December 31, 2022, $21.08.)
The Company has employee stock purchase plans in place which is a savings-related share scheme where certain employees have the option to buy common stock at a 15% discount to the share price at the grant dates of August 8, 2022, and July 9, 2021. The employee stock purchase plans have three-year vesting periods, which will end on August 10, 2025 and July 9, 2024. No shares have been issued since the inception of the scheme. Using the Black-Scholes valuation model, the Company recognized compensation costs of $30,085 relating to employee stock purchase plans for the six months ended June 30, 2023 (for the year ended December 31, 2022: $38,220).